Basis of Presentation and General Information (Details Narrative) $ in Thousands		12 Months Ended
	Jul. 05, 2023 USD ($)	Dec. 31, 2024 USD ($) Integer	Jun. 28, 2024	Dec. 31, 2023
Mr. Valentis [Member]
Percentage of beneficially owned common stock		56.90%		54.30%
Vessel Ownership [Member]
Number of vessel ownership interest entities | Integer		4
DRYKON MARITIME Corp. [Member]
Business acquisition equity interest percentage	60.00%	60.00%
Consideration in cash	$ 6,780	$ 6,780,000
Accuship Maritime Ltd [Member]
Business acquisition equity interest percentage		60.00%	50.00%
Consideration in cash		$ 8,700,000
Vessel Ownership [Member]
Entity ownership interest		100.00%
Non-vessels [Member]
Entity ownership interest		100.00%
Maritime Investors [Member]
Entity ownership interest		100.00%
PYXIS HOLDINGS INC. [Member]
Entity ownership interest		100.00%